Related party transactions - Summary of transactions and balances during the year with key management personnel (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Advances and credits	$ 169.0	$ 329.0
Guarantees	0.6	6.0
Deposits	352.0	300.0
Advances and credits, highest amount during the year	288.0	334.0
Guarantees, highest amount during the year	0.6	52.0
Deposits, highest amount during the year	924.0	893.0
Director
Disclosure of transactions between related parties [line items]
Advances and credits	$ 1.0	$ 2.0